Condensed Consolidated Balance Sheets (Parenthetical) - shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Consolidated Balance Sheets [Abstract]
Capital account, interests outstanding	635,000,000	635,000,000	635,000,000	635,000,000